BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of short-term borrowings

Components of short-term borrowings as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Short-term borrowings	11,967,827	10,316,714
Long-term borrowings—current portion	1,371,540	2,102,456
Total short-term borrowings	13,339,367	12,419,170

Schedule of type of short-term borrowings

Details of the Group’s short-term borrowings as of December 31, 2022 are (RMB in thousands):

Type of loan	As of December 31, 2022	Guarantee/Collateral
Credit loan	4,055,137		a)
Letter of credit loan	2,792,460		a)
	256,313	Guaranteed by JinkoSolar Holding	b)
	167,000	Guaranteed by JinkoSolar Holding and certain shareholders of the Group	b)
Guaranteed by subsidiaries	50,000	Guaranteed by Jiangxi Jinko and certain shareholders of the Group	b)
of the Group and third parties	1,942,835	Guaranteed by Jiangxi Jinko	b)
and/or collateralized on the	1,329,716	Guaranteed by Zhejiang Jinko	b)
Group’s assets	20,197	Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch	b)
	25,312	Guaranteed by China Export & Credit Insurance Corporation	b)
	1,132,645	Financings associated with failed sale-lease back transactions	c)
	647,555	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	12,419,170

a)	As of December 31, 2022, the Group had short-term bank borrowings of RMB4,055 million credit loans, and RMB2,792 million letter of credit loans. The remaining short-term bank borrowings of RMB4,439 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB256 million guaranteed by JinkoSolar Holding, RMB167 million guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB50 million guaranteed by Jiangxi Jinko and certain shareholders of the Group, RMB1,943 million guaranteed by Jiangxi Jinko, RMB1,330 million guaranteed by Zhejiang Jinko, RMB20 million guranteed by Agricultural Bank of China Shangrao Guangxin Branch, and RMB25 million guranteed by China Export & Credit Insurance Corporation, respectively.
c)	As of December 31, 2022, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,463 million under long-term borrowings, and RMB1,133 million as current portion (Note 18).
d)	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.

In addition, included in these borrowings there were borrowings of RMB120 million guaranteed by Jinkosolar Holding, RMB100 million guaranteed by JinkoSolar Holding and Zhejiang Jinko, and RMB288 million guaranteed by Jiangxi Jinko.

Schedule of long-term borrowings

Components of short-term borrowings as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Long-term bank borrowings	590,013	3,329,075
Long-term financings associated with failed sale-leaseback transactions	2,756,452	2,595,686
Other long-term borrowings	7,921,530	9,200,490
Less: Current portion of long-term borrowings	(99,256)	(969,811)
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,272,284)	(1,132,645)
Total long-term borrowings	9,896,455	13,022,795

Schedule of long-term future principal repayments

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2023	3,862,228
2024	2,875,790
2025	5,085,899
2026	2,110,558
2027	625,033
Thereafter	565,743
Total	15,125,251